UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10503

Name of Fund: BlackRock New York Municipal 2018 Term Trust (BLH)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock New York Municipal 2018 Term Trust, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2010

Date of reporting period: 03/31/2010

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2010 (Unaudited)	BlackRock New York Municipal 2018 Term Trust (BLH)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York — 143.1%

Corporate — 9.9%
Jefferson County Industrial Development Agency New York, Refunding RB, Solid Waste, Series A, AMT, 5.20%, 12/01/20	$2,450	$2,396,884
New York City Industrial Development Agency, RB, American Airlines Inc., JFK International Airport, AMT, 7.50%, 8/01/16	1,000	998,260
Port Authority of New York & New Jersey, RB, Continental Airlines Inc. and Eastern Air Lines Inc. Project, LaGuardia, AMT, 9.13%, 12/01/15	2,195	2,198,402

		5,593,546

County/City/Special District/School District — 38.7%
City of New York New York, GO:
Series B, 5.38%, 12/01/11 (a)	3,475	3,744,903
Series B, 5.38%, 12/01/20	525	539,416
Series M, 5.00%, 4/01/23	1,390	1,451,146
City of New York New York, GO, Refunding, Series G:
5.75%, 8/01/12 (a)	1,895	2,107,657
5.75%, 8/01/18	3,105	3,378,209
County of Nassau New York, GO, Refunding, General Improvement, Series C (AGC), 5.25%, 10/01/22	2,500	2,815,475
New York City Transitional Finance Authority, RB, Fiscal 2008, Series S-1, 5.00%, 1/15/23	1,400	1,475,474
New York City Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B, 5.00%, 5/01/18	3,000	3,194,670
New York State Dormitory Authority, RB:
City University System, Consolidated 4th General Series A, 5.13%, 7/01/11 (a)	1,800	1,902,420
State University Dormitory Facilities, Series A, 5.00%, 7/01/18	1,045	1,167,140

		21,776,510

Education — 32.2%
Albany Industrial Development Agency, RB, New Covenant Charter School Project, Series A, 7.00%, 5/01/25	450	179,991
New York City Industrial Development Agency, RB, YMCA of Greater New York Project, 5.25%, 8/01/21	4,000	4,022,400
New York Liberty Development Corp., RB, National Sports Museum Project, Series A, 6.13%, 2/15/19 (b)(c)	525	5

Municipal Bonds	Par (000)	Value

New York (continued)

Education (concluded)
New York State Dormitory Authority, RB:
Pratt Institute, Series C (AGC), 5.00%, 7/01/19	$600	$666,054
University of Rochester, Series A, 5.00%, 7/01/21	1,155	1,254,665
New York State Dormitory Authority, Refunding RB:
Brooklyn Law School, Series A (Radian), 5.50%, 7/01/18	1,000	1,031,980
Yeshiva University, 5.00%, 9/01/27	2,000	2,121,720
Niagara County Industrial Development Agency, Refunding RB, Niagara University Project, Series A (Radian), 5.35%, 11/01/23	4,180	4,216,868
Westchester County Industrial Development Agency New York, RB, Purchase College Foundation Housing, Series A (AMBAC), 5.13%, 12/01/22	3,710	3,701,504
Yonkers Industrial Development Agency New York, RB, Sarah Lawrence
College Project, Series A:
5.00%, 6/01/18	500	509,705
5.00%, 6/01/19	400	404,076

		18,108,968

Health — 18.3%
East Rochester Housing Authority New York, Refunding RB, Genesee Valley Nursing Center (FHA), 5.20%, 12/20/24	1,265	1,293,450
New York State Dormitory Authority, Refunding RB, Mental Health Services Facilities, Series A, 5.00%, 8/15/18	1,025	1,128,043
Oneida Health Care Corp. New York, Refunding RB, Residential Health Care Project (Radian), 5.30%, 2/01/21	4,130	4,056,321
Orange County Industrial Development Agency New York, Refunding RB, St. Luke’s Hospital Newburgh New York Project, Series A (Radian), 5.38%, 12/01/21	3,875	3,826,834

		10,304,648

Housing — 1.9%
New York State Dormitory Authority, RB, Willow Towers Inc. Project (GNMA), 5.25%, 2/01/22	1,000	1,040,460

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
FHA	Federal Housing Administration
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

BLACKROCK NEW YORK MUNICIPAL 2018 TERM TRUST	MARCH 31, 2010	1

Schedule of Investments (continued)	BlackRock New York Municipal 2018 Term Trust (BLH)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York (concluded)

State — 6.2%
New York State Dormitory Authority, RB:
Mental Health, Series 2007-B (NPFGC), 5.50%, 8/15/20	$30	$31,995
Mental Health, Series 2008-A, 5.00%, 2/15/18	120	120,306
Mental Health, Series B (NPFGC), 5.50%, 8/15/11 (a)	80	85,355
Mental Health Services, Series B (NPFGC), 5.50%, 8/15/11 (a)	1,030	1,097,043
Mental Health Services, Series B (NPFGC), 5.50%, 8/15/11 (a)	1,480	1,579,071
New York State Urban Development Corp., RB, State Personal Income Tax, Series A-1, 5.00%, 12/15/22	500	544,515

		3,458,285

Tobacco — 12.2%
Rockland Tobacco Asset Securitization Corp., RB, Asset-Backed, 5.63%, 8/15/35	4,000	3,565,160
TSASC Inc. New York, RB, Tobacco Settlement Asset-Backed, Series 1, 5.75%, 7/15/12 (a)	3,000	3,325,080

		6,890,240

Transportation — 21.8%
Metropolitan Transportation Authority, Refunding RB, Series A (NPFGC), 5.13%, 11/15/21	5,000	5,202,000
New York State Thruway Authority, RB, Transportation, Series A, 5.00%, 3/15/20	2,750	3,057,285
Port Authority of New York & New Jersey, RB, Consolidated, 126th Series, AMT (NPFGC), 5.00%, 11/15/18	3,885	4,000,346

		12,259,631

Utilities — 1.9%
Long Island Power Authority, Refunding RB, Series A, 5.25%, 4/01/21	1,000	1,084,260

Total Municipal Bonds in New York		80,516,548

Puerto Rico — 6.8%

Tobacco — 3.1%
Children’s Trust Fund, Refunding RB, Asset-Backed, 5.63%, 5/15/43	2,000	1,738,760

Utilities — 3.7%
Puerto Rico Electric Power Authority, RB, Series WW, 5.50%, 7/01/21	2,000	2,117,340

Total Municipal Bonds in Puerto Rico		3,856,100

Total Long-Term Investments (Cost – $82,575,562) – 149.9%		84,372,648

Short-Term Securities	Shares	Value

CMA New York Municipal Money Fund 0.00% (d)(e)	2,400,986	$2,400,986

Total Short-Term Securities (Cost – $2,400,986) – 4.3%		2,400,986

Total Investments (Cost – $84,976,548*) – 154.2%		86,773,634
Other Assets Less Liabilities – 1.6%		908,738
Preferred Shares, at Redemption Value – (55.8)%		(31,402,855)

Net Assets Applicable to Common Shares – 100.0%		$56,279,517

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$84,983,405

Gross unrealized appreciation	$3,052,359
Gross unrealized depreciation	(1,262,130)

Net unrealized appreciation	$1,790,229

(a)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Issuer filed for bankruptcy and/or is in default of interest payments.

(c)	Non-income producing security.

(d)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

CMA New York Municipal Money Fund	$1,624,761	$16

(e)	Represents the current yield as of report date.

2	BLACKROCK NEW YORK MUNICIPAL 2018 TERM TRUST	MARCH 31, 2010

Schedule of Investments (concluded)	BlackRock New York Municipal 2018 Term Trust (BLH)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2010 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	—	$84,372,648	—	$84,372,648
Short-Term Securities	$2,400,986	—	—	2,400,986

Total	$2,400,986	$84,372,648	—	$86,773,634

[1]	See above Schedule of Investments for values in each state or political subdivision.

BLACKROCK NEW YORK MUNICIPAL 2018 TERM TRUST	MARCH 31, 2010	3

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal 2018 Term Trust

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock New York Municipal 2018 Term Trust

Date: May 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal 2018 Term Trust

Date: May 27, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal 2018 Term Trust

Date: May 27, 2010